Derivative Instruments (Summary of Derivative Instruments) (Detail) (Not Designated as Hedging Instrument, Natural Gas)	Mar. 31, 2014 MMBTU_day	Dec. 31, 2013 MMBTU_day
Swap Commodity Contract 2014 | Swap Contract Expiration
Derivative [Line Items]
MMbtu/day	163,000	87,219
Weighted Average Price	4.120	4.112
Swap Commodity Contract 2015 | Swap Contract Expiration
Derivative [Line Items]
MMbtu/day	92,000	58,781
Weighted Average Price	4.160	4.153
Swap Commodity Contract 2016 | Swap Contract Expiration
Derivative [Line Items]
MMbtu/day	98,000	68,326
Weighted Average Price	4.200	4.233
Swap Commodity Contract 2017 | Swap Contract Expiration
Derivative [Line Items]
MMbtu/day	60,000	30,000
Weighted Average Price	4.240	4.343
Collar Commodity Contract 2014 | Collar Contract Expiration
Derivative [Line Items]
MMbtu/day	10,000	10,000
Floor	3.000	3.000
Ceiling	5.800	5.800
Collar Commodity Contract 2014 | Basis Contract Expiration
Derivative [Line Items]
MMbtu/day		15,000
Floor		(0.205)
Collar Commodity Contract 2015 | Collar Contract Expiration
Derivative [Line Items]
MMbtu/day	70,000	45,000
Floor	3.910	3.910
Ceiling	4.680	4.680
Basis Commodity Contract 2014 | Basis Contract Expiration
Derivative [Line Items]
MMbtu/day	48,000
Floor	(0.240)
Basis Commodity Contract 2015 | Basis Contract Expiration
Derivative [Line Items]
MMbtu/day	37,000	10,000
Floor	(0.420)	(0.410)
Basis Commodity Contract 2016 | Basis Contract Expiration
Derivative [Line Items]
MMbtu/day	17,000
Floor	(0.420)
Put Commodity Contract 2014 | Put Contract Expiration
Derivative [Line Items]
MMbtu/day	33,000
Swap ($/MMBtu)	0.450